Investments , Investments Portfolio and AFS Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014		Apr. 26, 2013		Apr. 27, 2012
Trading securities
Aggregate carrying amount of investments in equity and other securities that are accounted for using the cost or equity method	$ 618		$ 666		$ 549
Short-term and long-term investments, cost	13,354		13,659		10,896
Short-term and long-term investments, unrealized gains	160		108		185
Short-term and long-term investments, unrealized losses	(75)		(108)		(27)
Short-term and long-term investments, fair value	12,821		12,993		10,505
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	2,782		5,032		1,044
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(27)		(90)		(5)
More than 12 months, fair value	1,630		221		160
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(48)		(18)		(22)
AFS OTTI Losses
Total OTTI losses recognized							6
OTTI losses recognized in OCI							4
OTTI losses recognized in earnings							2
Salient and PEAK
AFS Gross Realized Gain (Loss)
Gain on previously held investments							38
Debt Securities
AFS Gross Realized Gain (Loss)
Proceeds from sales	1,830	2,163	7,991	[1]	10,350	[1]	7,675	[1]
Gross realized gains	11	6	15	[1]	59	[1]	52	[1]
Gross realized losses	(3)	(5)	(12)	[1]	(17)	[1]	(16)	[1]
Impairment losses recognized	0	0	(1)	[1]	0	[1]	(2)	[1]
Equity Securities
AFS Gross Realized Gain (Loss)
Proceeds from sales	23	32	120	[2]	161	[2]	113	[2],[3]
Gross realized gains	19	18	69	[2]	94	[2]	93	[2],[3]
Gross realized losses	0	0	0	[2]	0	[2]	0	[2],[3]
Impairment losses recognized	(1)	0	(9)	[2]	(21)	[2]	(10)	[2],[3]
Exchange Traded Funds
Investment [Line Items]
Trading securities, cost	54		54		45
Trading securities, unrealized gains	15		13		5
Trading securities, unrealized losses	0		0		0
Trading securities, fair value	69		67		50
Corporate Debt Securities
Investment [Line Items]
Available-for-sale securities, cost	5,429		5,504		4,587
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	65		55		78
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(10)		(17)		(4)
Available-for-sale securities, fair value	5,484		5,542		4,661
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	1,200		1,601		544
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(5)		(14)		(1)
More than 12 months, fair value	273		50		13
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(5)		(3)		(3)
Auction Rate Securities
Investment [Line Items]
Available-for-sale securities, cost	109		109		118
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(10)		(12)		(15)
Available-for-sale securities, fair value	99		97		103
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	0		0		0
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	0		0		0
More than 12 months, fair value	99		97		103
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(10)		(12)		(15)
Mortgage Backed Securities
Investment [Line Items]
Available-for-sale securities, cost	1,252		1,337		1,050
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	10		7		8
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(8)		(8)		(5)
Available-for-sale securities, fair value	1,254		1,336		1,053
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	353		682		195
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(3)		(7)		(1)
More than 12 months, fair value	333		28		44
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(5)		(1)		(4)
US Government and Agency Securities
Investment [Line Items]
Available-for-sale securities, cost	2,748		3,138		3,882
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	7		7		17
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(22)		(29)		(1)
Available-for-sale securities, fair value	2,733		3,116		3,898
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	754		1,500		291
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(1)		(27)		(1)
More than 12 months, fair value	784		46		0
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(21)		(2)		0
Foreign Government Debt Securities
Investment [Line Items]
Available-for-sale securities, cost	78		67		38
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0		0
Available-for-sale securities, fair value	78		67		38
Certificates of Deposit
Investment [Line Items]
Available-for-sale securities, cost	71		54		6
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	0		0		0
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0		0
Available-for-sale securities, fair value	71		54		6
Asset-backed Securities
Investment [Line Items]
Available-for-sale securities, cost	497		540		539
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	1		2		2
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	0		0		0
Available-for-sale securities, fair value	498		542		541
Debt Funds
Investment [Line Items]
Available-for-sale securities, cost	2,446		2,143
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	48		9
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(8)		(29)
Available-for-sale securities, fair value	2,486		2,123
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	454		1,224
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(1)		(29)
More than 12 months, fair value	141		0
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	(7)		0
Available for Sale Securities
Investment [Line Items]
Available-for-sale securities, cost	52		47		82
Available-For-Sale Securities, Accumulated Gross Unrealized Gain, Before Tax	14		15		75
Available-For-Sale Securities, Accumulated Gross Unrealized Loss, Before Tax	(17)		(13)		(2)
Available-for-sale securities, fair value	49		49		155
AFS Continuous Unrealized Loss Position
Less than 12 months, fair value	21		25		14
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Accumulated Loss	(17)		(13)		(2)
More than 12 months, fair value					0
Available-For-Sale Securities, Continuous Unrealized Loss Position, 12 Months Or Longer, Accumulated Loss	$ 0		$ 0		$ 0

[1]	Includes available-for-sale debt securities.
[2]	Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.
[3]	As a result of the Salient and PEAK acquisitions that occurred during fiscal year 2012, the Company recognized a non-cash gain of $38 million on its previously-held minority investments.